Cash and Cash Equivalents:	9 Months Ended
Sep. 30, 2015
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:	Note 5. Cash and Cash Equivalents:
	September 30,	December 31,
	2015	2014
Bank deposits	$2,174,951	$6,367,049
Money market funds	72,139	72,098
Total	$2,247,090	$6,439,147